Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

Note 30 - Segment Information

The current operational and reporting segments of ITAÚ UNIBANCO HOLDING are described below:

•	Retail Business

The segment comprises retail customers, account holders and non-account holders, individuals and legal entities, high income clients (Itaú Uniclass and Personnalité) and the companies segment (microenterprises and small companies). It includes financing and credit offers made outside the branch network, in addition to credit cards and payroll loans.

•	Wholesale Business

It comprises products and services offered to middle-market companies, high net worth clients (Private Banking), and the operation of Latin American units and Itaú BBA, which is the unit responsible for business with large companies and Investment Banking operations.

•	Activities with the Market + Corporation

Basically, corresponds to the result arising from capital surplus, subordinated debt surplus and the net balance of tax credits and debits. It also includes the financial margin on market trading, Treasury operating costs, and equity in earnings of companies not included in either of the other segments.

a) Basis of Presentation

Segment information is based on the reports used by senior management of ITAÚ UNIBANCO HOLDING to assess performance and to make decisions about allocation of funds for investment and other purposes.

These reports use a variety of information for management purposes, including financial and non-financial information supported by bases different from information prepared according to accounting practices adopted in Brazil. The main indicators used for monitoring business performance are Recurring Income, and Return on Economic Capital allocated to each business segment.

Information by segment has been prepared in accordance with accounting practices adopted in Brazil and is adjusted by the items below:

Allocated capital: The statements for each segment consider capital allocation based on a proprietary model and consequent impacts on results arising from this allocation. This model includes the following components: Credit risk, operating risk, market risk and insurance underwriting risk.

Income tax rate: We take the total income tax rate, net of the tax effect from the payment of interest on capital, for the Retail Business, Wholesale Business and Activities with the Market + Corporation. The difference between the income tax amount calculated by segment and the effective income tax amount, as stated in the consolidated financial statements, is allocated to the Trading + Institutional column.

•	Reclassification and application of managerial criteria

The managerial statement of income was used to prepare information per segment. These statements were obtained based on the statement of income adjusted by the impact of non-recurring events and the managerial reclassifications in income.

The main reclassifications between the accounting and managerial results are:

Operating revenues: Considers the opportunity cost for each operation. The financial statements were adjusted so that the stockholders' equity was replaced by funding at market price. Subsequently, the financial statements were adjusted to include revenues related to capital allocated to each segment. The cost of subordinated debt and the respective remuneration at market price were proportionally allocated to the segments, based on the economic capital allocated.

Tax effects of hedging: The tax effects of hedging of investments abroad were adjusted – they were originally recorded as tax expenses (PIS and COFINS) and Income Tax and Social Contribution on Net Income – and are now reclassified to financial margin.

Insurance: The main reclassifications of revenues refer to the financial margins obtained from technical provisions for insurance, pension plans and premium bonds, in addition to revenue from management of pension plan funds.

Other reclassifications: Other Income, Share of profit or (loss) in Associates and joint ventures, Non-Operating Income, Profit Sharing of Management Members and Expenses for Credit Card Reward Program were reclassified to those lines representing the way the ITAÚ UNIBANCO HOLDING manages its business, to provide a clearer understanding of our performance.

The adjustments and reclassifications column shows the effects of the differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted for financial institutions in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to IFRS. Significant adjustments are as follows:

•	Requirements for impairment testing of financial assets are based on the expected loan losses model.

•	Adjustment to fair value due to reclassifications of financial assets to categories of measurement at amortized cost, at fair value through profit and loss or at fair value through other comprehensive income, as a result of the concept of business models of IFRS 9.
•	Financial assets modified and not written-off, with their balances recalculated in accordance with the requirements of IFRS 9.
•	Effective interest rate of financial assets and liabilities measured at amortized cost, appropriating revenues and costs directly attributable to their acquisition, issue or disposal over the transaction term, where as in the standards adopted in Brazil, recognition of expenses and revenues from fees occurs at the time these transactions are contracted.
•	Goodwill generated in a business combination is not amortized, where as in the standards adopted in Brazil, it is amortized.

b) Consolidated Statement of Managerial Resultr

	01/01 to 12/31/2022
	Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	90,509	49,229	2,983	142,721	2,136	144,857
Interest margin (1)	54,881	34,701	2,979	92,561	(5,350)	87,211
Revenues from banking services and bank charges	26,787	14,143	177	41,107	5,271	46,378
Income from insurance and private pension operations before claim and selling expenses	8,841	385	(173)	9,053	(3,115)	5,938
Other revenues	-	-	-	-	5,330	5,330
Cost of Credit	(29,908)	(2,392)	-	(32,300)	4,563	(27,737)
Claims	(1,538)	(11)	-	(1,549)	(1)	(1,550)
Operating margin	59,063	46,826	2,983	108,872	6,698	115,570
Other operating income / (expenses)	(43,512)	(19,482)	(374)	(63,368)	(14,669)	(78,037)
Non-interest expenses (2)	(37,302)	(17,019)	(312)	(54,633)	(14,531)	(69,164)
Tax expenses for ISS, PIS and COFINS and Other	(6,210)	(2,463)	(62)	(8,735)	(810)	(9,545)
Share of profit or (loss) in associates and joint ventures	-	-	-	-	672	672
Income before income tax and social contribution	15,551	27,344	2,609	45,504	(7,971)	37,533
Income tax and social contribution	(4,594)	(9,076)	(14)	(13,684)	6,888	(6,796)
Non-controlling interests	45	(825)	(254)	(1,034)	(1)	(1,035)
Net income	11,002	17,443	2,341	30,786	(1,084)	29,702

12/31/2022	Total assets (*) -	1,524,983	1,175,209	171,983	2,469,958	(146,518)	2,323,440
	Total liabilities -	1,455,227	1,102,834	144,379	2,300,224	(154,127)	2,146,097
(*) Includes:
Investments in associates and joint ventures		2,114	-	4,798	6,912	531	7,443
Fixed assets, net		5,781	1,282	-	7,063	704	7,767
Goodwill and Intangible assets, net		8,660	9,062	-	17,722	5,392	23,114
1) Includes interest and similar income and expenses of R$ 51,758, result of financial assets and liabilities at fair value through profit or loss of R$ 34,173 and foreign exchange results and exchange variations in foreign transactions of R$ 1,280.
2) Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,750).
3) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2021
	Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	75,443	38,228	11,930	125,601	773	126,374
Interest margin (1)	43,042	24,005	11,099	78,146	(2,937)	75,209
Commissions and Banking Fees	25,169	13,817	884	39,870	2,454	42,324
Income from insurance and private pension operations before claim and selling expenses	7,232	406	(53)	7,585	(2,231)	5,354
Other revenues	-	-	-	-	3,487	3,487
Cost of Credit	(18,278)	(1,956)	-	(20,234)	7,455	(12,779)
Claims	(1,591)	(9)	-	(1,600)	-	(1,600)
Operating margin	55,574	36,263	11,930	103,767	8,228	111,995
Other operating income / (expenses)	(40,116)	(17,743)	(1,055)	(58,914)	(10,850)	(69,764)
Non-interest expenses (2)	(35,031)	(15,699)	(478)	(51,208)	(11,341)	(62,549)
Tax expenses for ISS, PIS and COFINS and Other	(5,085)	(2,044)	(577)	(7,706)	(673)	(8,379)
Share of profit or (loss) in associates and joint ventures	-	-	-	-	1,164	1,164
Income before income tax and social contribution	15,458	18,520	10,875	44,853	(2,622)	42,231
Income tax and social contribution	(5,593)	(6,799)	(3,997)	(16,389)	2,542	(13,847)
Non-controlling interests	(330)	(591)	(664)	(1,585)	(39)	(1,624)
Net income	9,535	11,130	6,214	26,879	(119)	26,760

12/31/2021	Total assets (*) -	1,311,330	1,013,836	133,123	2,166,019	(96,813)	2,069,206
	Total liabilities -	1,252,211	945,311	105,190	2,010,442	(105,712)	1,904,730
(*) Includes:
Investments in associates and joint ventures		2,008	-	4,338	6,346	(225)	6,121
Fixed assets, net		5,420	997	-	6,417	546	6,963
Goodwill and Intangible assets, net		8,371	9,557	-	17,928	3,182	21,110
1) Includes interest and similar income and expenses of R$ 59,948, result of financial assets and liabilities at fair value through profit or loss of R$ 16,678 and foreign exchange results and exchange variations in foreign transactions of R$ (1,417).
2) Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,548).
3) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

	01/01 to 12/31/2020
	Retail Business	Wholesale Business	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,680	32,187	9,918	114,785	(14,586)	100,199
Interest margin (1)	41,818	19,883	8,394	70,095	(20,042)	50,053
Revenues from banking services and bank charges	23,918	11,911	1,401	37,230	1,327	38,557
Income from insurance and private pension operations before claim and selling expenses	6,944	393	123	7,460	(2,972)	4,488
Other revenues	-	-	-	-	7,101	7,101
Cost of Credit	(21,247)	(8,968)	6	(30,209)	5,583	(24,626)
Claims	(1,345)	(8)	-	(1,353)	(1)	(1,354)
Operating margin	50,088	23,211	9,924	83,223	(9,004)	74,219
Other operating income / (expenses)	(40,221)	(16,133)	(650)	(57,004)	(11,985)	(68,989)
Non-interest expenses (2)	(35,310)	(14,592)	(287)	(50,189)	(14,018)	(64,207)
Tax expenses for ISS, PIS and COFINS and Other	(4,911)	(1,541)	(363)	(6,815)	634	(6,181)
Share of profit or (loss) in associates and joint ventures	-	-	-	-	1,399	1,399
Income before income tax and social contribution	9,867	7,078	9,274	26,219	(20,989)	5,230
Income tax and social contribution	(3,071)	(1,893)	(3,099)	(8,063)	17,897	9,834
Non-controlling interests	(175)	601	(46)	380	3,452	3,832
Net income	6,621	5,786	6,129	18,536	360	18,896

12/31/2020	Total assets (*) -	1,265,620	981,034	143,715	2,112,586	(93,335)	2,019,251
	Total liabilities -	1,218,977	915,253	108,432	1,964,880	(100,154)	1,864,726
(*) Includes:
Investments in associates and joint ventures		2,012	-	13,879	15,891	(321)	15,570
Fixed assets, net		4,587	806	-	5,393	1,544	6,937
Goodwill and Intangible assets, net		4,978	9,901	-	14,879	2,451	17,330
1) Includes interest and similar income and expenses of R$ 40,811, result of financial assets and liabilities at fair value through profit or loss of R$ 6,553 and foreign exchange results and exchange variations in foreign transactions of R$ 2,689.
2) Refers to general and administrative expenses including depreciation and amortization expenses of R$ (5,064).
3) The IFRS Consolidated figures do not represent the sum of the parties because there are intercompany transactions that were eliminated only in the consolidated statements. Segments are assessed by top management, net of income and expenses between related parties.

c) Result of Non-Current Assets and Main Services and Products by Geographic Region

	12/31/2022			12/31/2021
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	30,230	651	30,881	21,390	6,683	28,073

	01/01 to 12/31/2022			01/01 to 12/31/2021			01/01 to 12/31/2020
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to interest and similar (1,2,3)	174,118	51,608	225,726	117,094	27,420	144,514	104,364	19,247	123,611
Income from insurance and private pension operations before claim and selling expenses (3)	5,093	845	5,938	5,332	22	5,354	4,488	-	4,488
Commissions and Banking Fees (3)	31,928	14,450	46,378	37,744	4,580	42,324	34,624	3,933	38,557
1) Includes interest and similar income, result of financial assets and liabilities at fair value through profit or loss and foreign exchange results and exchange variations in foreign transactions.
2) ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.
3) In "Brazil" geographic region the companies headquartered in the country and "Abroad" are considered; the other companies, the amounts consider the already eliminated values.